DEPOSITS (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Scheduled maturities of certificates of deposit
2016	$ 200,157
2017	46,767
2018	7,382
2019	2,261
Total certificates of deposit	$ 256,567